Equity - Dividends (Detail) - GBP (£) £ / shares in Units, £ in Millions		12 Months Ended
	Jul. 25, 2019	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of reserves within equity [abstract]
Final dividend for the year ended 30 June 2018, 40.4 pence per share (2017 – 38.5 pence; 2016 – 36.6 pence)		£ 993	£ 968	£ 920
Interim dividend for the year ended 30 June 2019, 26.1 pence per share (2018 – 24.9 pence; 2017 – 23.7 pence)		630	613	595
Dividend paid		£ 1,623	£ 1,581	£ 1,515
Final dividend per share (in GBP per share)			£ 0.404	£ 0.385	£ 0.366
Interim dividend per share (in GBP per share)		£ 0.261	£ 0.249	£ 0.237
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Proposed final dividend	£ 1,006
Proposed final dividend per share (in GBP per share)	£ 0.4247000